Related Party Transactions - Principal Transactions and Amounts Due From/To China Telecom Group (Detail) - China Telecom Group [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Construction and engineering services	¥ 15,046	¥ 14,014	¥ 16,396
Receiving ancillary services	18,903	18,571	16,744
Interconnection revenues	54	97	80
Interconnection charges	123	183	204
Receiving community services	3,682	3,464	3,296
Net transaction amount of centralized services	268	133	519
Property lease income	45	57	48
Property lease related expenses	581	577	713
Addition to right-of-use assets	335	284
Interest expense on lease liabilities	16	11
Provision of IT services	556	464	531
Receiving IT services	2,653	2,175	1,895
Purchases of telecommunications equipment and materials	3,567	3,538	3,760
Sales of telecommunications equipment and materials	2,070	1,444	2,760
Internet applications channel services	73	108	298
Interest on amounts due to and loans from China Telecom Group	975	1,485	2,099
Others	243	189	¥ 186
Net deposit by China Telecom Group with Finance Company	5,728	4,098
Interest expense on the deposit by China Telecom Group with Finance Company	82	7
Accounts receivable	1,784	1,188
Contract assets	49	27
Prepayments and other current assets	1,189	1,233
Total amounts due from China Telecom Group	3,022	2,448
Accounts payable	19,272	19,531
Accrued expenses and other payables	11,279	6,069
Contract liabilities	217	162
Lease liabilities	489	389
Short-term debt	11,164	6,621
Long-term debt	11,000	23,300
Total amounts due to China Telecom Group	¥ 53,421	¥ 56,072